Note 2 - Summary of Significant Accounting Policies - Inventories (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Raw materials		$ 12,162	$ 18,816
Finished goods		25,273	6,698
	$ 25,620	$ 37,435	$ 25,514